Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of accounts receivable [Abstract]
Accounts receivable - gross	$ 28,194,269	$ 26,101,025
Allowance for doubtful accounts	(1,627,772)	(563,789)
Accounts receivable, net	$ 26,566,497	$ 25,537,236